Notes and Other Debts Payable, net	12 Months Ended
Dec. 31, 2020
Landsea Homes [Member]
Entity Listings [Line Items]
Notes and Other Debts Payable, net

9.	Notes and Other Debts Payable, net

Amounts outstanding under Notes and other debts payable, net consist of the following:

	December 31,
	2020	2019
	(dollars in thousands)
Construction loans	$67,757	$92,640
Line of credit facilities	140,142	8,680
EB-5 notes payable	59,216	95,010
Loans payable	5,144	—
Notes and other debts payable	272,259	196,330
Debt issuance costs	(7,450)	(6,366)
Notes and other debts payable, net	$264,809	$189,964

The Company has various construction loan agreements secured by various real estate developments (“Construction Loans”) with maturity dates extending from June 2022 through December 2023. The Construction Loans have variable interest rates based on Prime or LIBOR plus a fixed spread, subject to customary terms. As of December 31, 2020, the interest rates on the Construction Loans ranged from 4.00% to 5.50%. In 2018, the Company assumed two loans from a third-party land seller in connection with the acquisition of real estate inventories. Both loans have a variable interest rate of LIBOR plus 6.50% with a floor of 8.25%. As of December 31, 2020, the interest rate on both loans was 8.25%.

In 2018, the Company entered into a secured line of credit (“LOC”) with a bank. In 2020, the Company extended the loan resulting in a new maturity date of February 2024. As of December 31, 2020 the total commitment on the LOC was $195.0 million and it had an outstanding balance of $65.5 million. The LOC has a variable interest rate of Prime plus 1.25% with a floor of 5.50%. As of December 31, 2020, the interest rate was 5.50%.

In connection with the acquisition of Garrett Walker, the Company entered into an additional line of credit (“LOC2”) with a bank as part of the transaction. On the date of acquisition, the Company drew $70.0 million from the LOC2. As of December 31, 2020 the total commitment on the LOC2 was $100.0 million and it had an outstanding balance of $74.6 million. The LOC2 has an interest rate of Prime plus 1.00% with a floor of 5.25%. In 2020, the Company extended the loan resulting in a new maturity date of January 2024. As of December 31, 2020, the interest rate was 5.25%.

The Company has various EB-5 notes payable with maturity dates ranging from February 2021 through June 2023. As of December 31, 2020 the loans have fixed interest rates of 4.00% to 6.00%.

On April 15, 2020, Landsea Holdings entered into a Paycheck Protection Program (“PPP”) Note evidencing an unsecured loan in the amount of $4.3 million made to the Company under the PPP. The PPP was established under the CARES Act and is administered by the U.S. Small Business Association. The PPP Note matures on April 15, 2022 and bears interest at a rate of 1.00% per annum. The proceeds from the PPP Note may only be used for payroll costs (including benefits), interest on mortgage obligations, rent, utilities and interest on certain other debt obligations. The proceeds from the PPP Note were used in the operation of the Company and therefore the debt was included in the consolidated balance sheets of the Company. We fully utilized the proceeds from this loan to satisfy certain payroll and benefit obligations and have applied for relief of the full amount of the loan under the PPP.

The Company’s loans have certain financial covenants, such as requirements for the Company to maintain a minimum liquidity balance, minimum tangible net worth, gross profit margin, leverage and interest coverage ratios. The Company’s loans are secured by the assets of the Company and contain various representations, warranties, and covenants that are customary for these types of agreements. As of December 31, 2020, the Company was in compliance with all financial loan agreement covenants.

The aggregate maturities of the principal balances of the notes and other debts payable during the five years subsequent to December 31, 2020 are as follows (dollars in thousands):

2021	$19,542
2022	91,247
2023	20,583
2024	140,188
2025	699
Thereafter	—
$272,259